Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2019
Disclosure In Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
15.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

a.	Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Material associate
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”)	$—	$4,074

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	768	803
KingwayTek Technology Co., Ltd. (“KWT”)	—	217

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	496	501
International Integrated System, Inc. (“IISI”)	306	335
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	286	317
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	213	268
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	199	194
So-net Entertainment Taiwan Limited (“So-net”)	120	186
KKBOX Taiwan Co., Ltd. (“KKBOXTW”, previously known as Skysoft Co., Ltd.)	147	151
Taiwan International Ports Logistics Corporation (“TIPL”)	50	51
Click Force Co., Ltd. (“CF”)	38	37
UUPON Inc. (“UUPON”, previously known as Dian Zuan Integrating Marketing Co., Ltd.)	4	(3)
Cornerstone Ventures Co., Ltd. (“CVC”)	5	5
Alliance Digital Tech Co., Ltd. (“ADT”)	3	3
KingwayTek Technology Co., Ltd. (“KWT”)	97	—
MeWorks Limited (HK) (“MeWorks”)	—	—
	$2,732	$7,139

The percentages of ownership and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership and Voting Rights
	December 31
	2018	2019
Material associate
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”)	—	42

Associates that are not individually material
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	26	23
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
International Integrated System, Inc. (“IISI”)	32	31
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
So-net Entertainment Taiwan Limited (“So-net”)	30	30
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
UUPON Inc. (“UUPON”)	22	22
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
MeWorks Limited (HK) (“MeWorks”)	20	20

Summarized financial information of NCB (preparatory office) is set out below:

December 31
2019
NT$
(In Millions)
Current assets	$10,000
Noncurrent assets	452
Current liabilities	(291)
Noncurrent liabilities	(437)

Equity	$9,724

The percentage of ownership held by the Company	41.9%

Equity attributable to the Company and carrying amount of investment	$4,074

Period from the Beginning Date of Preparation to December 31, 2019
NT$
(In Millions)
Revenues	$—

Net loss for the period	$(276)
Other comprehensive income	—
Total comprehensive loss for the year	$(276)

Except for NCB (preparatory office), no associates is considered individually material to the Company.

Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$420	$509	$575
The Company’s share of other comprehensive income (loss)	(4)	5	(3)
The Company’s share of total comprehensive income	$416	$514	$572

The Level 1 fair values based on the closing market prices of SNI and KWT as of the balance sheet dates were as follows:

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
SNI	$1,447	$2,014
KWT	$—	$873

The Company did not participate in the capital increase of UUPON in April 2017 and the ownership interest of UUPON decreased to 22%.  UUPON engages mainly in information technology service and general advertisement service.

The Company owns 14% equity shares of ADT.   As the Company remains the seat in the Board of Directors of ADT and considers the relative size of ownership interest and the dispersion of shares owned by the other stockholders, the Company remains significant influence over ADT.  In June 2018, the stockholders of ADT approved to dissolve.  The liquidation of ADT is still in process.

HopeTech returned the proceeds of $19 million as a result of capital reduction in January 2018.  The Company received $3 million by disposing all shares of HopeTech in June 2018 and recognized disposal loss of $0.1 million.  HopeTech engages mainly in sale of information and communication technologies products.

The Company invested 50% equity shares of CPFI in October 2018.  The Company has only two out of five seats of the Board of Directors of CPFI, and has no control but significant influence over CPFI.  Therefore, the Company recognized CPFI as investment in associate.  CPFI engages mainly in investment business.

The Company invested 49% equity shares of CVC in October 2018.  The Company has only two out of five seats of the Board of Directors of CVC, and has no control but significant influence over CVC.  Therefore, the Company recognized CVC as investment in associate.  CVC engages mainly in investment business.

The participation of establishing NCB was approved by the Chunghwa’s Board of Directors in January 2019.  The establishment of NCB was approved by the Financial Supervisory Commission of ROC in July 2019 and the incorporation of NCB was approved by the ROC’s Ministry of Economic Affairs Department of Commerce in January 2020.  Chunghwa prepaid investment funds to NCB in February and November 2019 amounted to $4,190 million, for ownership interest of 41.9%.  Chunghwa obtained six out of fifteen seats of the Board of Directors of NCB; therefore, Chunghwa does not have control over NCB and merely has significant influence over NCB and treats it as an associate.  NCB mainly engages in online banking business, which located in Taiwan.

IISI issued new shares in March and September 2019 as its employees exercised their options, therefore, the Company’s ownership interest in IISI decreased to 31% as of December 31, 2019.  The investment of 20.58% of ownership interest in IISI was approved by Chunghwa’s Board of Directors in January 2020.  Upon the completion of the transaction, the Company’s ownership interest in IISI is expected to increase from 31% to 52%.  Therefore, Chunghwa will gain control over IISI and treat it as a subsidiary.

The Company disposed some shares of KWT in April 2019 before KWT traded its shares on the General Stock Market of the Taipei Exchange according to the local requirements and recognized disposal gain of $151 million.  In addition, the Company did not participate in the capital increase of KWT in May 2019 and KWT repurchased its stock in December 2019.  Therefore, the Company’s ownership interest in KWT decreased to 23% as of December 31, 2019.

The Company’s share of profits and other comprehensive income (loss) of associates was recognized based on the audited financial statements.

b.	Investments in joint ventures

In March 2016, the stockholders of Huada Digital Corporation (“HDD”) approved that HDD should start its dissolution from March 31, 2016.  HDD completed its liquidation in March 2017.

In December 2016, the stockholders of Chunghwa Benefit One Co., Ltd. (“CBO”) approved that CBO should start its dissolution from December 31, 2016.  CBO completed its liquidation in December 2017.

None of the above joint ventures is considered individually material to the Company.  Summarized financial information of joint ventures that were not material to the Company was as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
The Company’s share of loss	$(1)	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$(1)	$—	$—

The Company’s share of loss of joint ventures was recorded based on the audited financial statements.